UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	431 N. Pennsylvania Street	Indianapolis, IN	46204
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	6/30

Date of reporting period:	03/31/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IMS Capital Value Fund

Schedule of Investments (unaudited)

March 31, 2007

Common Stocks - 95.82%	Shares	Value

Banks & Financial Services - 8.26%
A.G. Edwards, Inc.	70,400	$ 4,870,272
E*TRADE Financial Corp. (a)	69,200	1,468,424
Huntington Bancshares, Inc.	125,300	2,737,805
Northern Trust Corp.	64,300	3,867,002
T. Rowe Price Group, Inc.	40,200	1,897,038
		14,840,541

Biological Products - 1.53%
Biogen Idec, Inc. (a)	61,800	2,742,684

Builders - 3.05%
Meritage Homes Corp. (a)	67,600	2,171,312
Toll Brothers, Inc. (a)	120,600	3,302,028
		5,473,340

Chemicals - 2.87%
Lyondell Chemical Company	172,300	5,163,831

Communications - 3.31%
CenturyTel, Inc.	86,700	3,917,973
Tellabs, Inc. (a)	205,500	2,034,450
		5,952,423

Computer & Office Equipment - 1.32%
Lexmark International, Inc. - Class A (a)	40,700	2,379,322

Computer Related Services & Equipment - 12.06%
Check Point Software Technologies Ltd. (a)	146,000	3,252,880
CheckFree Corp. (a)	51,600	1,913,844
Citrix Systems, Inc. (a)	78,000	2,498,340
Computer Sciences Corp. (a)	51,200	2,669,056
Emulex Corp. (a)	100,000	1,829,000
Intuit, Inc. (a)	114,600	3,135,456
The BISYS Group, Inc. (a)	139,000	1,592,940
United Online, Inc.	207,400	2,909,822
VeriSign, Inc. (a)	74,700	1,876,464
		21,677,802

Electrical Components - 6.57%
Arrow Electronics, Inc. (a)	64,700	2,442,425
Avnet, Inc. (a)	116,800	4,221,152
OmniVision Technologies, Inc. (a)	200,500	2,598,480
Thomas & Betts Corp. (a)	51,900	2,533,758
		11,795,815

*See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund

Schedule of Investments (unaudited)

March 31, 2007

Common Stocks - 95.82% - continued	Shares	Value

Entertainment - 2.73%
Marvel Entertainment, Inc. (a)	176,900	$4,908,975

Financial Services - 2.54%
SEI Investments Co.	75,900	4,571,457

Food & Beverage - 6.17%
Del Monte Foods Company	465,000	5,338,200
PepsiAmericas, Inc.	74,900	1,671,768
Tyson Foods, Inc. - Class A	209,900	4,074,159
		11,084,127

Healthcare - 9.72%
Apria Healthcare Group, Inc. (a)	126,200	4,069,950
Gentiva Health Services, Inc. (a)	169,500	3,418,815
Hillenbrand Industries, Inc.	64,700	3,841,239
LifePoint Hospitals, Inc. (a)	43,300	1,654,926
Manor Care, Inc.	82,500	4,484,700
		17,469,630

Insurance - 5.87%
Aon Corp.	87,800	3,332,888
Lincoln National Corp.	59,100	4,006,389
Nationwide Financial Services, Inc. - Class A	59,500	3,204,670
		10,543,947

Personal Services - 7.33%
Equifax, Inc.	69,200	2,522,340
H&R Block, Inc.	135,200	2,844,608
Service Corporation International	657,800	7,801,508
		13,168,456

Pharmaceutical Goods - 6.52%
Bausch & Lomb, Inc.	57,200	2,926,352
Biovail Corp.	81,000	1,770,660
King Pharmaceuticals, Inc. (a)	202,400	3,981,208
Watson Pharmaceuticals, Inc. (a)	114,800	3,034,164
		11,712,384

Plastic Products - 2.17%
Newell Rubbermaid, Inc.	125,500	3,901,795

Refuse Systems - 1.63%
Republic Services, Inc.	105,300	2,929,446

*See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund

Schedule of Investments (unaudited)

March 31, 2007

Common Stocks - 95.82% - continued	Shares	Value

Retail - 4.89%
Rite Aid Corp. (a)	766,000	$ 4,419,820
Safeway, Inc.	119,300	4,371,152
		8,790,972

Semiconductors & Related Devices - 2.64%
Amkor Technology, Inc. (a)	380,000	4,742,400

Trucking - 2.22%
YRC Worldwide, Inc. (a)	99,200	3,989,824

Utility - 2.42%
TECO Energy, Inc.	252,400	4,343,804

TOTAL COMMON STOCKS (Cost $136,436,265)		172,182,975

Income Trusts - 2.01%
Eveready Income Fund	280,000	1,422,400
Trinidad Energy Services Income Trust	165,000	2,187,900

TOTAL INCOME TRUSTS (Cost $3,361,484)		3,610,300

Money Market Securities - 2.15%
Federated Prime Obligations Fund - Institutional Shares, 5.20% (b)	3,865,547	3,865,547

TOTAL MONEY MARKET SECURITIES (Cost $3,865,547)		3,865,547

TOTAL INVESTMENTS (Cost $143,663,296) - 99.98%		$ 179,658,822

Cash & other assets less liabilities - 0.02%		33,320

TOTAL NET ASSETS - 100.00%		$ 179,692,142

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at March 31, 2007.

Tax Related
Gross unrealized appreciation		$ 38,627,225
Gross unrealized depreciation		(2,631,699)
Net unrealized appreciation		$ 35,995,526

Aggregate cost of securities for income tax purposes		$ 143,663,296

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund

Schedule of Investments (unaudited)

March 31, 2007

Common Stocks - 23.17%	Shares	Value

Deep Sea Foreign Transportation of Freight - 1.63%
Eagle Bulk Shipping, Inc.	22,500	$ 436,275
Quintana Maritime Ltd.	75,000	1,032,750
		1,469,025
Chemicals - 1.09%
Lyondell Chemical Co.	32,900	986,013

Electric Services - 1.06%
Pinnacle West Capital Corp.	19,700	950,525

Food & Beverage - 3.17%
B&G Foods, Inc.	41,000	954,890
ConAgra Foods, Inc.	34,500	859,395
Sara Lee Corp.	61,800	1,045,656
		2,859,941
Investment Management - 2.18%
Allied Capital Corp.	32,000	921,920
MCG Capital Corp.	55,500	1,041,180
		1,963,100
National Commercial Banks - 3.64%
Bank of America Corp.	29,600	1,510,192
Huntington Bancshares, Inc.	42,400	926,440
JPMorgan Chase & Co.	17,500	846,650
		3,283,282
Natural Gas Transmission & Distribution - 0.30%
Chesapeake Utilities Corp.	8,683	268,652

Pharmaceutical Preparations - 3.13%
Bristol-Myers Squibb Co.	31,000	860,560
Merck & Co., Inc.	22,400	989,408
Pfizer, Inc.	38,500	972,510
		2,822,478
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.93%
The Dow Chemical Co.	18,300	839,238

Services - 2.03%
Bally Total Fitness Holding Corp. (a)	2,667	1,627
Traffix, Inc.	147,600	817,704
United Online, Inc.	72,300	1,014,369
		1,833,700
Telephone Communications - 4.01%
AT&T, Inc.	21,600	851,688
BCE, Inc.	30,400	859,712
Telecom Corporation of New Zeland Ltd. (b)	38,300	1,041,760
Verizon Communications, Inc.	22,600	856,992
		3,610,152

TOTAL COMMON STOCKS (Cost $20,866,662)		20,886,106

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund

Schedule of Investments (unaudited)

March 31, 2007

Preferred Securities - 8.39%	Shares	Value

Preferred Securities - 5.69%
Connecticut Power & Light, 4.500%	18,000	$ 747,563
Consumers Energy Co., $4.50	4,400	378,400
Dillards Capital Trust I, 7.500%	21,500	534,490
Hillman Group Capital Trust, 11.600%	49,400	1,474,590
Pacific Enterprises, $4.40	11,150	943,290
Western United Holding, 7.100% (c)	74,836	1,047,704
		5,126,037

Convertible Preferred Securities - 2.70%
AES Trust III, 6.750%	11,500	580,750
Felcor Lodging Trust, Inc., $1.95	57,400	1,480,346
United Rentals Trust, 6.500%	7,570	372,823
		2,433,919

TOTAL PREFERRED SECURITIES (Cost $7,415,546)		7,559,956

Mutual Funds - 1.57%

Closed-End Mutual Funds - 1.57%
Blackrock Income Trust	105,000	659,400
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	34,000	758,200

TOTAL MUTUAL FUNDS (Cost $1,348,107)		1,417,600

Income Trusts - 8.53%

Oil Royalty Trusts - 3.33%
Bonavista Energy Trust	47,800	1,277,216
Eveready Income Fund	180,000	914,400
Trilogy Energy Trust	92,000	810,520
		3,002,136

Business Trusts - 3.76%
Connors Brothers Income Fund	83,200	841,984
Keystone North America, Inc.	158,000	1,120,220
Medical Facilities Corp.	90,000	802,800
Sun Gro Horticulture Income Fund	88,000	621,280
		3,386,284
Real Estate Investment Trusts - 1.44%

Thornburg Mortgage, Inc.	50,000	1,300,000

TOTAL INCOME TRUSTS (Cost $7,644,992)		7,688,420

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund

Schedule of Investments (unaudited)

March 31, 2007

	Principal
Corporate Bonds - 35.08%	Amount	Value

Allied Waste North America, 7.375%, 4/15/2014	$ 900,000	$ 918,000
American Airlines, Inc., 9.730%, 09/29/2014 (d)	1,300,000	1,328,437
Associated Materials, Inc., 11.250%, 3/1/2014 (e)	2,200,000	1,556,500
Amkor Technologies, Inc., 9.250%, 6/1/2016	1,100,000	1,152,250
Bally Total Fitness Holding Corp., 10.500%, 07/15/2011	1,000,000	937,500
Bausch & Lomb, 5.90063%, 08/01/2023 (e) (f)	800,000	895,624
CCH I LLC, 11.000%, 10/01/2015	1,261,000	1,314,592
Cenveo Corp., 7.875%, 12/01/2013	1,500,000	1,477,500
Deluxe Corp., 5.000%, 12/15/2012	950,000	859,750
Dobson Communications Corp., 8.875%, 10/1/2013	600,000	621,000
Evergreen International Aviation, Inc., 12.000%, 05/15/2010	1,000,000	1,060,000
Exide Technologies, Inc., 10.500%, 03/15/2013	1,250,000	1,293,750
Fedders North America, 9.875%, 3/1/2014	1,000,000	537,500
Finlay Fine Jewelry Corp., 8.375%, 06/01/2012	800,000	740,000
General Motors Corp., 6.375%, 5/01/2008	1,350,000	1,341,562
Knight Ridder, Inc., 5.750%, 09/01/2017	900,000	828,677
Lehman Brothers Holding, 9.125%, 8/24/2021 (e)	750,000	739,688
Lucent Technologies, 6.450%, 3/15/2029	2,000,000	1,815,000
Mercer International, Inc., 9.250%, 02/15/2013	750,000	755,625
North Atlantic Trading, 9.250%, 03/01/2012	2,000,000	1,700,000
O&G Leasing, LLC, 9.250%, 1/15/2012 (g)	1,000,000	985,000
Plaza Land Condo Association, 8.000%, 10/15/2026 (g)	670,000	653,643
Ply Gem Industries, Inc., 9.000%, 02/15/2012	2,000,000	1,745,000
Qwest Capital Funding, 7.625%, 8/3/2021	1,475,000	1,489,750
Remington Arms Co., 10.500%, 2/1/2011	1,200,000	1,164,000
Rite Aid Corp., 9.250%, 06/01/2013	1,100,000	1,100,000
Tenet Healthcare Corp., 6.375%, 12/1/2011	1,200,000	1,128,000
Wendy's International, 6.200%, 06/15/2014	800,000	779,141
Ziff Davis Media, Inc., 11.360%, 05/01/2012 (e)	700,000	705,250

TOTAL CORPORATE BONDS (Cost $30,458,512)		31,622,739

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund

Schedule of Investments (unaudited)

March 31, 2007

	Principal
	Amount	Value

Reverse Convertible Corporate Bonds - 2.51%

ABN Amro Bank, 9.00%, 03/07/2008 convertible to AstraZeneca PLC	$ 1,400,000	$ 1,385,300
Barclays Bank PLC, 14.60%, 03/20/2008 convertible to JetBlue Airways Corp.	900,000	873,810

TOTAL REVERSE CONVERTIBLE CORPORATE BONDS (Cost $2,300,000)		2,259,110

Foreign Bonds Denominated in US Dollars - 17.48%

AES Dominicana Energia, 11.000%, 12/13/2015 (g)	900,000	931,500
Axtel SA, 11.000%, 12/15/2013	793,000	886,177
C5 Capital Cemex, 6.722%, 12/31/2016 (e)	1,000,000	987,400
Coalcorp Mining, Inc., 12.00%, 08/31/2011	2,200,000	2,254,890
Corp Durango S.A., 9.500%, 12/31/2012 (e)	1,055,957	1,082,356
Crystallex International Corp., 9.375, 12/31/2011	1,000,000	890,000
Fairfax Financial Holdings, 7.375%, 4/15/2018	200,000	200,000
Fairfax Financial Holdings, 7.75%, 4/26/2012	1,525,000	1,444,938
Grupo Minero Mexico, 9.250%, 04/01/2028	688,000	847,960
Industrias Metalúrgicas Pescarmona S.A.I.C.& F, 8.75%, 11/30/2011(g)	2,105,000	1,799,775
Mandra Forestry Ltd., 12.00%, 05/15/2013 (g)	1,000,000	925,000
Transtel Intermedia SA, 12.000%, 06/01/2016 (g)	800,000	724,000
Transtel Int. FRN, 0.00%, 02/14/2014 (g)	733,761	366,881
Maxcom Telecomunicaciones, 11.00%, 12/15/2014 (g)	1,300,000	1,329,250
Tarjeta Naranja, 15.500%, 11/29/2011 (e)	1,000,000	1,082,974

TOTAL FOREIGN BONDS (Cost $15,367,616)		15,753,101
Certificates of Deposit - 0.13%

Summit Securities CD, 8.50%, 11/29/2007 (a) (h)	250,000	55,088
Summit Securities CD, 8.50%, 12/26/2007 (a) (h)	300,000	66,105

TOTAL CERTIFICATES OF DEPOSIT (Cost $517,195)		121,193

	Shares
Money Market Securities - 2.53%

Federated Prime Obligations Fund - Institutional Shares, 5.20% (e)	2,279,102	2,279,102

TOTAL MONEY MARKET SECURITIES (Cost $2,279,102)		2,279,102

Warrants - 0.00%

Transtel Intermedia S.A., 06/01/2016 (a) (g) (i)	800	8
Mandra Forestry, 05/15/2013 (g) (i)	1,000	-

TOTAL WARRANTS (Cost $8 )		8

TOTAL INVESTMENTS (Cost $88,197,740) - 99.39%	$ 89,587,335

Other assets less liabilities - 0.61%	551,463

TOTAL NET ASSETS - 100.00%	$ 90,138,798

(a) Non-income producing.

(b) American Deposatory Receipt.

(c) As of March 31, 2007, subsidiary companies have filed bankruptcy. This security is currently valued according to fair value procedures approved by the Trust.

(d) Asset backed security.

(e) Variable rate security; the rate shown represents the rate at March 31, 2007.

(f) Convertible to 16.276 shares of Bausch & Lomb through August 1, 2023.

(g) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.

(h) As of March 31, 2007, company has filed bankruptcy. All interest and principal payment have been halted. This security is currently valued according to fair value procedures approved by the Trust.

(i) Issued in conjunction with corporate bond.

Tax Related
Gross unrealized appreciation	$ 3,382,762
Gross unrealized depreciation	(1,993,167)
Net unrealized appreciation	$ 1,389,595

Aggregate cost of securities for income tax purposes	$ 88,197,740

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Allocation Fund

Schedule of Investments (unaudited)

March 31, 2007

	Principal
Corporate Bonds - 15.72%	Amount	Value

Allied Waste North America, 7.375%, 04/15/2014	$200,000	$ 204,000
American Airlines, Inc., 9.730%, 09/29/2014 (a)	200,000	204,375
Associated Materials, Inc., 11.250%, 3/1/2014 (b)	300,000	212,250
Amkor Technologies, Inc., 9.250%, 06/01/2016	200,000	209,500
Bausch & Lomb, Inc., 5.90063%, 08/01/2023 (b) (c)	200,000	223,906
CCH I LLC, 11.000%, 10/01/2015	272,000	283,560
Cenveo Corp., 7.875%, 12/01/2013	200,000	197,000
Evergreen International Aviation, 12.000%, 05/15/2010	260,000	275,600
Exide Technologies, 10.500%, 03/15/2013	250,000	258,750
Lucent Technologies, 6.450%, 3/15/2029	400,000	363,000
Mercer International, Inc., 9.250%, 02/15/2013	200,000	201,500
Ply Gem Industries, Inc., 9.000%, 02/15/2012	250,000	218,125
Remington Arms Co., 10.500%, 02/01/2011	200,000	194,000
Tenet Healthcare, 6.375%, 12/01/2011	200,000	188,000

TOTAL CORPORATE BONDS (Cost $3,069,977)		3,233,566
Reverse Convertible Bonds - 1.90%

ABN Amro Bank, 9.000%, 03/07/2008 convertible to AstraZeneca PLC	200,000	197,900
Barclays Bank PLC, 14.600%, 03/20/2008 convertible to JetBlue Airways Corp.	200,000	194,180

TOTAL REVERSE CONVERTIBLE BONDS (Cost $400,000)		392,080

Foreign Bonds Denominated in US Dollars - 7.89%

BNP Paribas SA, 8.375%, 10/26/2021 (c)	300,000	297,525
Coalcorp Mining, Inc., 12.000%, 08/31/2011	300,000	307,485
Corp Durango S.A., 9.500%, 12/31/2012 (b)	250,000	256,250
Fairfax Financial Holdings, 7.750%, 4/26/2012	300,000	300,000
Industrias Metalúrgicas Pescarmona S.A., 8.750%, 11/30/2011 (b) (d)	300,000	256,500
Maxcom Telecomunicaciones, 11.000%, 12/15/2014 (d)	200,000	204,500

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $1,567,567)		1,622,260

Exchange-Traded Funds - 69.00%	Shares

iShares MSCI Japan Index Fund	28,600	416,702
iShares MSCI EAFE Index Fund	5,900	449,934
iShares MSCI Emerging Markets Index Fund	4,100	477,650
iShares S&P 500 Value Index Fund	18,900	1,466,640
iShares S&P MidCap 400 Value Index Fund	25,000	2,088,250
iShares S&P SmallCap 600 Value Index Fund	16,000	1,227,360
PowerShares QQQ	27,000	1,175,310
Rydex S&P Equal Weight Fund	137,900	6,690,908
Rydex S&P Equal Weight Energy Fund	3,700	195,656

TOTAL EXCHANGE-TRADED FUNDS (Cost $11,164,350)		14,188,410

Closed-End Mutual Funds - 2.23%

Alliance World Dollar Government Fund, Inc.	34,200	458,622

TOTAL CLOSED-END MUTUAL FUNDS (Cost $426,703)		458,622

*See accompanying notes which are an integral part of these financial statements.

Real Estate Investment Trust - 2.22%	Shares	Value

Lakeview Hotel Real Estate Investment Trust	57,400	$ 208,936
Strategic Hotels & Resorts, Inc.	10,800	246,996

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $416,480)		455,932

Money Market Securities - 1.61%

Federated Prime Obligations Fund - Institutional Shares, 5.20% (b)	330,423	330,423

TOTAL MONEY MARKET SECURITIES (Cost $330,423)		330,423

TOTAL INVESTMENTS (Cost $17,375,500) - 100.57%		$20,681,293

Liabilities in excess of other assets - (0.57)%		(117,815)

TOTAL NET ASSETS - 100.00%		$20,563,478

(a) Asset backed security.
(b) Variable rate security; the rate shown represents the coupon at March 31, 2007.
(c) Convertible to 16.276 shares of Bausch & Lomb through August 1, 2023.
(d) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.

Tax Related
Gross unrealized appreciation		$ 3,326,860
Gross unrealized depreciation		(21,067)
Net unrealized appreciation		$ 3,305,793

Aggregate cost of securities for income tax purposes		17,375,500

*See accompanying notes which are an integral part of these financial statements.

IMS Funds

Related Notes to the Schedule of Investments

March 31, 2007 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”). Fair valued securities have been valued according to policies approved by the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted   or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of April 2, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By

____/s/ Anthony J. Ghoston______
Anthony J. Ghoston, President

Date__5/29/07___________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

____/s/ Anthony J. Ghoston

Anthony J. Ghoston, President

Date__5/29/07______

By

*___/s/ J. Michael Landis

J. Michael Landis, Treasurer

Date___5/25/07_

.